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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Key Colony Management, LLC
Address: Two Financial Centre, Suite 100
         10825 Financial Centre Parkway
         Little Rock, Arkansas 72211

Form 13F File Number: 28-12295

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alex R. Lieblong
Title: President
Phone: (501) 219-2003

Signature, Place, and Date of Signing:

    /s/ Alex R. Lieblong          Little Rock, AR           November 15, 2010
----------------------------  -----------------------  -------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 29

Form 13F Information Table Value Total: $131,839
                                        (thousands)

List of Other Included Managers:        None.


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                           FORM 13F INFORMATION TABLE

                                                                                                                Voting Authority
                                                             Value              Sh/Prn  Investment  Other   -----------------------
Name                           Title of Class      Cusip    (x1000)   Shares   Put/Call Discretion Managers   Sole    Shared  None
----------------------------- ----------------- ----------- ------- ---------- -------- ---------- -------- --------- ------ ------
ADVANCE AMER CASH ADVANCE CT         COM        00739W-10-7 $ 2,604    646,252    SH       Sole      N/A      646,252
ASHFORD HOSPITALITY TR INC.          COM        044103-10-9 $ 1,108    122,416    SH       Sole      N/A      122,416
ASHURED GUARANTY LTD                 COM        G0585R-10-6 $ 9,071    530,173    SH       Sole      N/A      530,173
BANK OF AMERICA CORPORATION          COM        060505-10-4 $12,578    960,000    SH       Sole      N/A      960,000
CHARTER COMMUNICATIONS INC D      CL A NEW      16117M-30-5 $10,328    317,789    SH       Sole      N/A      317,789
CHOICE HOTELS INTL INC               COM        169905-10-6 $   711     19,500    SH       Sole      N/A       19,500
CHURCHILL DOWNS INC                  COM        171484-10-8 $ 1,911     53,487    SH       Sole      N/A       53,487
CITIGROUP INC                        COM        172967-10-1 $15,756  4,029,650    SH       Sole      N/A    4,029,650
COMCAST CORP NEW                  CL A SPL      20030N-20-0 $17,690  1,040,000    SH       Sole      N/A    1,040,000
DELTA AIR LINES INC DEL            COM NEW      247361-70-2 $ 1,630    140,000    SH       Sole      N/A      140,000
DIREXION SHS ETF TR             30YR BEAR ETF   25459W-53-2 $   169      5,000    SH       Sole      N/A        5,000
FELCOR LODGING TR INC          PFD CV A $1.95   31430F-20-0 $    42      2,000    SH       Sole      N/A        2,000
FRONTIER COMMUNICATIONS CORP         COM        35906A-10-8 $    82     10,000    SH       Sole      N/A       10,000
GLOBAL CROSSING LTD                SHS NEW      G3921A-17-5 $ 1,285    100,000    SH       Sole      N/A      100,000
HOME BANCSHARES INC                  COM        436893-20-0 $ 8,278    407,365    SH       Sole      N/A      407,365
LAKES ENTMNT INC                     COM        51206P-10-9 $ 2,042  1,200,500    SH       Sole      N/A    1,200,500
LEVEL 3 COMMUNICATIONS INC           COM        52729N-10-0 $   937  1,000,000    SH       Sole      N/A    1,000,000
MBIA INC                             COM        55262C-10-0 $ 2,312    230,000    SH       Sole      N/A      230,000
MELA SCIENCES INC                    COM        55277R-10-0 $ 4,935    756,896    SH       Sole      N/A      756,896
MGIC INVT CORP WIS                   COM        552848-10-3 $ 9,230  1,000,000    SH       Sole      N/A    1,000,000
POPULAR INC                          COM        733174-10-6 $   116     40,000    SH       Sole      N/A       40,000
PROSHARES TR                  PSHS ULTSH 20 YRS 74347R-29-7 $   625     20,000    SH       Sole      N/A       20,000
RADIAN GROUP INC                     COM        750236-10-1 $ 8,961  1,145,900    SH       Sole      N/A    1,145,900
RENT A CTR INC NEW                   COM        76009N-10-0 $ 1,535     68,596    SH       Sole      N/A       68,596
REPUBLIC SVCS INC                    COM        760759-10-0 $ 1,067     35,000    SH       Sole      N/A       35,000
SPRINT NEXTEL CORP                COM SER 1     852061-10-0 $   185     40,000    SH       Sole      N/A       40,000
SYNOVUS FINL CORP                    COM        87161C-10-5 $   320    130,000    SH       Sole      N/A      130,000
WELLS FARGO & CO NEW                 COM        949746-10-1 $ 5,651    225,000    SH       Sole      N/A      225,000
ZIONS BANCORPORATION                 COM        989701-10-7 $10,680    500,000    SH       Sole      N/A      500,000